Intangible Assets - Schedule of Future Amortization Expense of the Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 3,038
2027	2,897
2028	2,051
2029	1,380
2030	141
Total	$ 9,507	$ 11,052